Other current liabilities	12 Months Ended
Mar. 31, 2026
Other current liabilities [Abstract]
Other current liabilities

25. Other current liabilities

	March 31, 2026	March 31, 2025
Advance from customers (refer note (i) below)	2,278	2,454
Other payables (refer note (ii) below)	651	346
Contract liabilities (refer note (iii) below)	4,039	2,823
	6,968	5,623

Note:

(i) Represents amounts billed and collected from customers for which revenue has not been recognized in accordance with Ind AS.

(ii) Represents unapplied receipts received from customer, statutory payables and unwinding portion of security deposit.

(iii) Refer note 9 for the movement in contract liability.